Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2018
Other comprehensive income (loss)
Other comprehensive income (loss)

24. Other comprehensive income (loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2018, 2017, and 2016 are as follows:

Other comprehensive income (loss)
in € THOUS
	2018			2017			2016

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit pension plans	(28.070)	7.713	(20.357)	6.840	(27.393)	(20.553)	(31.423)	7.085	(24.338)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	327.317	-	327.317	(1.284.173)	-	(1.284.173)	368.429	-	368.429
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	2.680	(698)	1.982	1.613	(430)	1.183	(1.357)	568	(789)
Reclassification adjustments	20.880	(6.036)	14.844	26.370	(7.977)	18.393	26.468	(7.607)	18.861
Total other comprehensive income (loss) relating to cash flow hedges	23.560	(6.734)	16.826	27.983	(8.407)	19.576	25.111	(7.039)	18.072
Other comprehensive income (loss)	322.807	979	323.786	(1.249.350)	(35.800)	(1.285.150)	362.117	46	362.163